Share-Based Payments	6 Months Ended
Dec. 31, 2024
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS
25.	SHARE-BASED PAYMENTS

Total costs arising from share-based payment transactions recognised as an expense during the period were as follows:

	31 December 2024 $	31 December 2023 $
Issue of RSUs to Directors and management – Prior Year (i)	(17,294,242)	-
Issue of RSUs to Directors and management – Current Year (ii)	(87,458)	-
Issue of shares to suppliers – Bellatrix Corporate Pty Ltd (iii)	(489,580)	-
Issue of RSU’s to suppliers – Chris Gale (iv)	(50,768)
	(17,922,048)	-

(i)	RSUs to Directors and Management – Prior Year

On 7 June 2024, the Company issued 955,000 restricted stock units (RSU’s) to directors and management of the Company. On 1 July 2024, the Company issued 1,285,000 RSU’s to directors and management of the Company. The RSU’s were originally subject to varying vesting conditions. On 18 November 2024, the vesting period for all 2,240,000 RSU’s was revised to 27 February 2025.

The RSU’s were valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period taking into consideration the revised besting period. An amount of $17,294,242 has been booked in the accounts as at 31 December 2024.

(ii)	RSUs to Directors and Management – Current Period

On 28 January 2025, the Company issued 100,000 restricted stock units (RSU’s) to the newly appointed CFO of the Company. The RSU’s are subject to the following vesting conditions:

◾	Tranche A – RSU’s vest on 30 June 2025 subject to the participant not experiencing a termination of employment or service with the Company or its subsidiaries on or prior to the vesting date.

The RSU’s have been valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period. An amount of $87,458 has been booked in the accounts at 31 December 2024.

	Number of RSU’s	Grant date	Expiry Date	Fair value at grant date $ per right	Vesting conditions
Directors and Managers	100,000	28 January 2025	30 June 2025	$8.07	Tranche A

(iii)	Shares to Suppliers

On 10 October 2024, the Company issued 100,000 shares to Bellatrix Corporate Pty Ltd (Bellatrix), a related party to the previous interim CFO of the Company Ms Melissa Chapman. The shares were issued in respect of accounting services provided to the Company by Bellatrix during the period up to 31 December 2024. The shares vest on 28 February 2025. The shares have been valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period. An amount of $489,580 has been booked in the accounts at 31 December 2024.

	Number of Shares	Grant date	Fair value at grant date $ per right	Vesting Date
Bellatrix	100,000	25 January 2025	$8.07	28 February 2025

(iv)	RSU’s to Suppliers

On 25 January 2025, the Company issued 10,000 RSU’s to Chris Gale for the provision of services to the Company in respect to the Transaction during the period up to 31 December 2024. The RSU’s vest on 30 June 2025. The RSU’s have been valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period. An amount of $50,768 has been booked in the accounts at 31 December 2024.

	Number of RSU’s	Grant date	Fair value at grant date $ per right	Vesting Date
Chris Gale	10,000	25 January 2025	$8.07	30 June 2025